Fair value of assets and liabilities - Changes in level 3 financial assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial assets at fair value, class
Disclosure of fair value measurement of assets [line items]
Unrealised gains on (losses) recognised in the statement of profit or loss	€ 316	€ (171)
Level 3
Disclosure of fair value measurement of assets [line items]
Opening balance as at 1 January	7,526	6,228
Realised gain/loss recognised in the statement of profit or loss during the period	(322)	178
Revaluation recognised in other comprehensive income during the period	(6)	(84)
Purchase of assets	4,735	3,288
Sale of assets	(2,433)	(1,187)
Maturity/settlement	(1,910)	(1,188)
Reclassifications	728	(8)
Transfers into Level 3	1,860	1,646
Transfers out of Level 3	(994)	(1,414)
Exchange rate differences	(59)	68
Changes in the composition of the group and other changes	(6)
Closing balance	9,118	7,526
Level 3 | Financial assets mandatorily at FVPL
Disclosure of fair value measurement of assets [line items]
Opening balance as at 1 January	1,849	1,862
Realised gain/loss recognised in the statement of profit or loss during the period	(33)	(57)
Purchase of assets	2,208	1,586
Sale of assets	(1,109)	(669)
Maturity/settlement	(576)	(617)
Reclassifications	723	(18)
Transfers into Level 3	981	605
Transfers out of Level 3	(534)	(856)
Exchange rate differences	(9)	14
Changes in the composition of the group and other changes
Closing balance	3,499	1,849
Level 3 | Financial assets designated at FVPL
Disclosure of fair value measurement of assets [line items]
Opening balance as at 1 January	3,492	2,480
Realised gain/loss recognised in the statement of profit or loss during the period	(383)	122
Purchase of assets	873	772
Sale of assets	(138)	(191)
Maturity/settlement	(292)
Reclassifications
Transfers into Level 3	1	322
Transfers out of Level 3
Exchange rate differences	(9)	(12)
Changes in the composition of the group and other changes	2
Closing balance	3,547	3,492
Level 3 | Financial assets at FVOCI
Disclosure of fair value measurement of assets [line items]
Opening balance as at 1 January	891	1,063
Realised gain/loss recognised in the statement of profit or loss during the period		8
Revaluation recognised in other comprehensive income during the period	(6)	(84)
Purchase of assets	331	221
Sale of assets	(243)	(275)
Maturity/settlement	(22)	(59)
Reclassifications	5	10
Transfers into Level 3		(43)
Transfers out of Level 3
Exchange rate differences	(10)	49
Changes in the composition of the group and other changes	(8)
Closing balance	938	891
Level 3 | Trading assets
Disclosure of fair value measurement of assets [line items]
Opening balance as at 1 January	873	822
Realised gain/loss recognised in the statement of profit or loss during the period	235	53
Purchase of assets	1,246	694
Sale of assets	(889)	(49)
Maturity/settlement	(1,005)	(511)
Reclassifications
Transfers into Level 3	879	288
Transfers out of Level 3	(459)	(442)
Exchange rate differences	(31)	18
Changes in the composition of the group and other changes
Closing balance	848	873
Level 3 | Non-trading derivatives
Disclosure of fair value measurement of assets [line items]
Opening balance as at 1 January	421	1
Realised gain/loss recognised in the statement of profit or loss during the period	(142)	52
Purchase of assets	76	15
Sale of assets	(55)	(4)
Maturity/settlement	(15)	(2)
Reclassifications
Transfers into Level 3		474
Transfers out of Level 3		(115)
Exchange rate differences
Changes in the composition of the group and other changes
Closing balance	€ 286	€ 421